Note 21 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,745,835	$ 3,249,072
Total long-lived assets	1,627,093	1,523,265
UNITED STATES
Revenues	3,279,533	2,864,364
Total long-lived assets	1,290,619	1,207,605
CANADA
Revenues	466,302	384,708
Total long-lived assets	$ 336,474	$ 315,660